Schedule of Investments

July 31, 2020 (Unaudited)

Schedule of Investments LSV Global Managed Volatility Fund

	Shares	Value (000)
U.S. Common Stock (55.5%)
Aerospace & Defense (0.3%)
Raytheon	933	$53

Agricultural Products (0.4%)
Ingredion	700	60

Application Software (0.2%)
CDK Global	800	36

Asset Management & Custody Banks (1.3%)
Bank of New York Mellon	2,100	75
FS KKR Capital	5,575	89
New Mountain Finance	4,200	38

		202

Automotive (0.5%)
Ford Motor	12,600	83

Automotive Retail (1.1%)
AutoZone*	140	169

Biotechnology (2.2%)
Amgen	800	196
Gilead Sciences	1,900	132

		328

Commercial Services (1.3%)
Sykes Enterprises*	1,600	44
Western Union	6,400	155

		199

Computers & Services (3.5%)
eBay	3,400	188
Oracle	6,200	344

		532

Consumer Staples (0.8%)
Kimberly-Clark	800	122

Drug Retail (0.3%)
Walgreens Boots Alliance	1,200	49

Electrical Services (4.2%)
Entergy	1,800	189
Exelon	6,500	251
PPL	2,700	72
Public Service Enterprise Group	2,300	129

		641

Environmental & Facilities Services (1.2%)
Republic Services, Cl A	1,100	96

LSV Global Managed Volatility Fund

	Shares	Value (000)
Environmental & Facilities Services (continued)
Waste Management	800	$88

		184

Food, Beverage & Tobacco (4.7%)
Altria Group	3,500	144
General Mills	2,600	164
JM Smucker	1,600	175
Molson Coors Brewing, Cl B	2,000	75
Tyson Foods, Cl A	2,600	160

		718

Gas/Natural Gas (0.6%)
National Fuel Gas	2,100	85

General Merchandise Stores (1.9%)
Target	2,300	289

Health Care Services (0.7%)
CVS Health	1,800	113

Homebuilding (0.9%)
DR Horton	2,100	139

Insurance (5.3%)
Allstate	3,500	330
American Financial Group	1,800	109
Axis Capital Holdings	2,700	108
Berkshire Hathaway, Cl B*	600	118
Hartford Financial Services Group	3,200	136

		801

IT Consulting & Other Services (3.3%)
Amdocs	3,500	217
CACI International, Cl A*	500	104
International Business Machines	1,500	185

		506

Machinery (0.6%)
Allison Transmission Holdings	2,500	93

Media & Entertainment (1.4%)
Comcast, Cl A	4,900	210

Mortgage REITs (0.7%)
Annaly Capital Management	7,900	59
Starwood Property Trust	3,100	46

		105

Office REITs (0.3%)
Brandywine Realty Trust	4,400	48

Schedule of Investments

July 31, 2020 (Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
Paper Packaging (0.9%)
Sealed Air	4,000	$143

Petroleum & Fuel Products (0.8%)
Phillips 66	1,200	75
Valero Energy	700	39

		114

Pharmaceuticals (6.7%)
Bristol-Myers Squibb	3,700	217
Jazz Pharmaceuticals*	600	65
Johnson & Johnson	1,200	175
Merck	4,300	345
Pfizer	5,800	223

		1,025

Real Estate (0.3%)
Spirit Realty Capital	1,200	41

Regional Banks (0.5%)
Investors Bancorp	8,900	72

Retail (1.7%)
Kroger	4,500	157
Walmart	800	103

		260

Semi-Conductors/Instruments (1.8%)
Intel	5,800	277

Telephones & Telecommunications (5.1%)
AT&T	10,200	302
Cisco Systems	2,000	94
Juniper Networks	3,900	99
Verizon Communications	4,800	276

		771

TOTAL U.S. COMMON STOCK (Cost $8,774)		8,468

Foreign Common Stock (43.1%)
Australia (1.0%)
AGL Energy	13,300	158

Austria (0.8%)
Mayr Melnhof Karton	800	124

Belgium (0.4%)
Ageas*	1,500	56

LSV Global Managed Volatility Fund

	Shares	Value (000)
Canada (4.2%)
Bank of Montreal	800	$44
Bank of Nova Scotia	1,100	45
Canadian Imperial Bank of Commerce	600	42
Canadian Tire, Cl A	700	64
CI Financial	4,500	62
Loblaw	1,800	93
National Bank of Canada	1,100	52
Power Corp of Canada	3,045	54
TELUS	11,000	191

		647

China (0.9%)
China Resources Power Holdings	31,000	39
Shenzhen Expressway, Cl H	110,000	105

		144

Denmark (1.3%)
Scandinavian Tobacco Group	13,100	193

Finland (0.5%)
TietoEVRY	2,354	69

France (3.5%)
Cie Generale des Etablissements Michelin SCA	600	62
Engie	7,400	98
Sanofi	2,200	230
Societe BIC	2,400	142

		532

Germany (0.9%)
Muenchener Rueckversicherungs	400	106
Talanx	1,000	36

		142

Hong Kong (1.8%)
Bank of Communications, Cl H	84,000	47
China Mobile	21,500	147
China Telecom, Cl H	108,000	32
Dah Sing Banking Group	20,000	18
Johnson Electric Holdings	19,000	35

		279

Schedule of Investments

July 31, 2020 (Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
Hungary (0.4%)
Magyar Telekom Telecommunications	48,800	$62

Italy (1.6%)
Enel	17,300	157
Hera	22,200	86

		243

Japan (8.3%)
AEON REIT Investment	100	98
Astellas Pharma	4,800	75
Canon	2,500	40
DCM Holdings	5,200	65
EDION	13,100	126
FUJIFILM Holdings	1,400	62
Fukuoka REIT	40	46
Honda Motor	3,200	76
ITOCHU	2,900	63
KDDI	2,200	68
Mizuho Financial Group	98,500	119
Nippon Telegraph & Telephone	9,400	217
Teijin	3,400	49
Toyota Motor	1,400	82
Ube Industries	2,500	41
Yamaguchi Financial Group	5,800	34

		1,261

Malaysia (0.7%)
AMMB Holdings	22,300	15
RHB Bank	79,800	95

		110

Netherlands (1.9%)
Koninklijke Ahold Delhaize	7,400	213
Signify	2,400	72

		285

New Zealand (0.2%)
Z Energy	14,200	27

Russia (0.6%)
LUKOIL PJSC ADR	1,300	89

Singapore (0.7%)
DBS Group Holdings	3,100	45

LSV Global Managed Volatility Fund

	Shares	Value (000)
Singapore (continued)
United Overseas Bank	4,400	$62

		107

South Korea (2.4%)
Kia Motors	1,400	47
KT&G	1,000	68
LG Uplus	4,100	39
Samsung Card	2,100	50
SK Telecom	900	167

		371

Spain (1.4%)
Ebro Foods	5,900	132
Endesa	3,000	85

		217

Switzerland (2.5%)
Roche Holding AG	550	190
Swiss Life Holding	200	73
Valiant Holding	1,300	121

		384

Taiwan (2.3%)
Chicony Electronics	26,000	77
Greatek Electronics	37,000	66
SinoPac Financial Holdings	300,000	109
Taichung Commercial Bank	227,232	91

		343

Thailand (0.9%)
Kiatnakin Bank	27,300	34
Krung Thai Bank	116,500	37
Tisco Financial Group	28,600	59

		130

United Kingdom (3.9%)
BAE Systems	18,500	119
British American Tobacco	400	13
BT Group, Cl A	30,300	39
GlaxoSmithKline	9,800	196
Imperial Brands	4,600	77
Tate & Lyle	11,800	101
Tesco	16,720	47

		592

TOTAL FOREIGN COMMON STOCK (Cost $7,253)		6,565

Schedule of Investments

July 31, 2020 (Unaudited)

LSV Global Managed Volatility Fund

	Face Amount (000)	Value (000)
Repurchase Agreement (0.9%)
South Street Securities 0.040%, dated 07/31/20, to be repurchased on 08/03/20, repurchase price $131 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $67, 0% - 1.500%, 10/08/2020 - 06/30/2025; total market value $133)	$131	$131

TOTAL REPURCHASE AGREEMENT (Cost $131)		131

Total Investments – 99.5% (Cost $16,158)		$15,164

Percentages are based on Net Assets of $15,247 (000).

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

The following is a list of the level of inputs used as of July 31, 2020, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock United States	$8,468	$–	$–	$8,468

Total Common Stock	8,468	–	–	8,468

Foreign Common Stock
Australia	158	–	–	158
Austria	124	–	–	124
Belgium	56	–	–	56
Canada	647	–	–	647
China	–	144	–	144
Denmark	193	–	–	193
Finland	69	–	–	69
France	532	–	–	532
Germany	142	–	–	142
Hong Kong	200	79	–	279
Hungary	62	–	–	62
Italy	243	–	–	243
Japan	1,261	–	–	1,261
Malaysia	110	–	–	110
Netherlands	285	–	–	285
New Zealand	27	–	–	27
Russia	89	–	–	89
Singapore	107	–	–	107
South Korea	371	–	–	371
Spain	217	–	–	217
Switzerland	384	–	–	384
Taiwan	343	–	–	343
Thailand	130	–	–	130
United Kingdom	592	–	–	592

Total Foreign Common Stock	6,342	223	–	6,565

Total Repurchase Agreement	–	131	–	131

Total Investments in Securities	$14,810	$354	$–	$15,164

‡ Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market changes subsequent to the closing of the exchanges on which these securities trade. As of July 31, 2020, securities with a total value $223(000) were classified as Level 2 due to the application of the fair value provided by MarkIt.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-005-1300

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